Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other investments
Assets at beginning of period	$ 104,035
Assets at end of period	114,074	$ 104,035
Level 3 | FVPL
Other investments
Additions	11
Assets at end of period	11
Level 3 | FVOCI
Other investments
Assets at beginning of period	353	313
Additions	124	56
Revaluations (through other comprehensive income)	(50)	(9)
Impairments and exchange adjustments	20	(7)
Assets at end of period	$ 447	$ 353